PROSPECTUS SUPPLEMENT

American Century Mutual Funds, Inc.

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE FIRST TABLE UNDER THE INVESTING THROUGH A FINANCIAL
INTERMEDIARY SECTION ON PAGE 13 OF THE PROSPECTUS:

A CLASS                       B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)       No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent       Contingent deferred sales charge
deferred sales charge(2)      on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%(3)         12b-1 fee of 1.00%(4)
--------------------------------------------------------------------------------
No conversion feature         Convert to A Class shares eight
                              years after purchase
--------------------------------------------------------------------------------
Generally more appropriate    Purchases generally limited to investors
for long-term investors       whose aggregate investments in American
                              Century funds are less than $50,000; generally
                              offered through financial intermediaries(5)
--------------------------------------------------------------------------------

C CLASS                                  R CLASS
--------------------------------------------------------------------------------
No initial sales charge                  No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales                No contingent deferred sales charge
charge on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                       12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                    No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to           Generally offered through employer-
investors whose aggregate investments    sponsored retirement plans and other
in American Century funds are less       fee-based arrangements(6)
than $1,000,000; generally more
appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  EFFECTIVE APRIL 1, 2006 THROUGH MARCH 31, 2008, AMERICAN CENTURY
     AGREED TO A TWO-YEAR WAIVER OF RULE 12B-1 FEES FOR CERTAIN CLASSES OF THE
     FUND. TAKING INTO ACCOUNT THE WAIVER, THE 12B-1 FEE IS 0.10%.

(4)  EFFECTIVE APRIL 1, 2006 THROUGH MARCH 31, 2008, AMERICAN CENTURY
     AGREED TO A TWO-YEAR WAIVER OF RULE 12B-1 FEES FOR CERTAIN CLASSES OF THE
     FUND. TAKING INTO ACCOUNT THE WAIVER, THE 12B-1 FEE IS 0.75%.

(5)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(6)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 14 AND 15 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE B CLASS SECTION ON PAGE
15 OF THE PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE C CLASS SECTION ON PAGE
16 OF THE PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 16 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER THE EXCHANGING SHARES SECTION ON
PAGE 17 OF THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER THE REDEMPTIONS SECTION ON PAGE
19 OF THE PROSPECTUS:

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 26 OF THE PROSPECTUS:

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FOLLOWING CHANGE IS EFFECTIVE AUGUST 3, 2007.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 26 OF THE PROSPECTUS:

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56316 0708

PROSPECTUS SUPPLEMENT

American Century Asset Allocation Portfolios, Inc.

ONE CHOICE PORTFOLIO(SM): VERY AGGRESSIVE * ONE CHOICE PORTFOLIO(SM): AGGRESSIVE
ONE CHOICE PORTFOLIO(SM): MODERATE * ONE CHOICE PORTFOLIO(SM): CONSERVATIVE
ONE CHOICE PORTFOLIO(SM): VERY CONSERVATIVE

Supplement dated August 3, 2007 * Prospectus dated December 1, 2006

American Century Mutual Funds, Inc.

NEW OPPORTUNITIES FUND * VEEDOT FUND

Supplement dated August 3, 2007 * Prospectuses dated March 1, 2007

American Century Strategic Asset Allocations, Inc.

NEWTON FUND

Supplement dated August 3, 2007 * Prospectus dated April 1, 2007

American Century World Mutual Funds, Inc.

INTERNATIONAL OPPORTUNITIES FUND * INTERNATIONAL STOCK FUND

Supplement dated August 3, 2007 * Prospectuses dated April 1, 2007

THE FOLLOWING REPLACES THE PARAGRAPH BEGINNING "CERTAIN FINANCIAL
INTERMEDIARIES" UNDER THE INVESTING THROUGH A FINANCIAL INTERMEDIARY SECTION OF
THE PROSPECTUS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56306 0708

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING REPLACES THE SECOND PARAGRAPH IN AN OVERVIEW OF THE FUND SECTION
ON PAGE 2 OF THE PROSPECTUS:

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in stocks of U.S. companies selected for their above-average growth potential giving consideration to factors such as company management, growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics. The fund will normally invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. The fund considers mid-sized companies to be those with market capitalizations in the range represented by the Russell Midcap Growth Index.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH IN THE OBJECTIVES, STRATEGIES AND
RISKS SECTION ON PAGE 7 OF THE PROSPECTUS:

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests primarily in stocks of U.S. companies selected for their above-average growth potential giving consideration to factors such as company management, growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics. The fund will normally invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. The fund considers mid-sized companies to be those with market capitalizations in the range represented by the Russell Midcap Growth Index at the time of purchase. Though market capitalization may change from time to time, as of June 30, 2007, the market capitalization range of the Russell Midcap Growth Index was approximately $1 billion to $22 billion. The fund may change this 80% policy only upon 60 days'
prior written notice to shareholders.

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 10 OF THE
PROSPECTUS:

THE FUND MANAGEMENT TEAM

The advisor provides investment advisory and management services for the fund.
The advisor has, in turn, hired MSA to make the day-to-day investment decisions for the fund. MSA performs this function under the supervision of the advisor and the fund's Board of Directors.

The co-portfolio managers on the investment team who are primarily responsible for the day-to-day management of the fund are identified below.

JILL M. GRUENINGER

Ms. Grueninger, Managing Director of MSA, has been a member of the team that manages the fund and its predecessor fund since its inception in March 1997 and became a co-portfolio manager for the fund in March 2007. She joined
Northwestern Mutual in May 1990. Ms. Grueninger has a bachelor of business administration degree and an MS in finance from the University of
Wisconsin-Madison, where she also completed the Applied Securities Analysis
Program. She is a CFA charterholder.

CURTIS LUDWICK

Mr. Ludwick, Director of MSA, has been a member of the team that manages the fund since April 2007 and became a co-portfolio manager for the fund in July
2007. He joined Northwestern Mutual in November 1996. Mr. Ludwick has a bachelor of business administration degree from the University of Wisconsin-Madison and an MBA degree from the University of Illinois-Urbana/Champaign. He is a CFA
charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

THE FOLLOWING REPLACES THE LAST PARAGRAPH IN THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 26 OF THE PROSPECTUS:

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be

performed by American Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services.
Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries'
distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries;
and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE FIRST TABLE UNDER THE INVESTING THROUGH A FINANCIAL
INTERMEDIARY SECTION ON PAGE 13 OF THE PROSPECTUS:

A CLASS                                  B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                  No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                  Contingent deferred sales charge
deferred sales charge(2)                 on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                       12b-1 fee of 1.00%(3)
--------------------------------------------------------------------------------
No conversion feature                    Convert to A Class shares eight
                                         years after purchase
--------------------------------------------------------------------------------
Generally more appropriate               Purchases generally limited to
for long-term investors                  investors whose aggregate investments
                                         in American Century funds are less than
                                         $50,000; generally offered through
                                         financial intermediaries(4)
--------------------------------------------------------------------------------

C CLASS                                  R CLASS
--------------------------------------------------------------------------------
No initial sales charge                  No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge         No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                       12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                    No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to           Generally offered through employer
investors whose aggregate                -sponsored retirement plans and
investments in American Century          other fee-based arrangements(5)
funds are less than $1,000,000;
generally more appropriate
for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  EFFECTIVE APRIL 1, 2006 THROUGH MARCH 31, 2008, AMERICAN CENTURY
     AGREED TO A TWO-YEAR WAIVER OF RULE 12B-1 FEES FOR CERTAIN CLASSES OF THE
     FUND. TAKING INTO ACCOUNT THE WAIVER, THE 12B-1 FEE IS 0.90%.

(4)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(5)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

------
2

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 14 AND 15 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century funds you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Certain other investors as deemed appropriate by American Century

------
3

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE B CLASS SECTION ON PAGE
15 OF THE PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE C CLASS SECTION ON PAGE
16 OF THE PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 16 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

 THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER THE EXCHANGING SHARES SECTION
ON PAGE 17 OF THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER THE REDEMPTIONS SECTION ON PAGE
19 OF THE PROSPECTUS:

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56263 0708

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

FUNDAMENTAL EQUITY FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER WHAT ARE THE FUND'S PRIMARY
INVESTMENT STRATEGIES AND PRINCIPAL RISKS? ON PAGE 2 OF THE PROSPECTUS:

The fund looks for common stocks of companies that the fund's portfolio managers believe are priced attractively in relation to their earnings growth potential and estimated dividend production. The fund will generally invest in larger companies, although it may purchase shares in companies of other sizes. The fund also may invest in initial public offerings (IPOs).

THE FOLLOWING REPLACES THE THIRD BULLET POINT UNDER WHAT ARE THE FUND'S PRIMARY
INVESTMENT STRATEGIES AND PRINCIPAL RISKS? ON PAGE 2 OF THE PROSPECTUS:

*  IPO RISK - Although the fund's performance has historically benefited from investments in IPOs, this benefit may not be sustainable as the fund's assets grow and market conditions change.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER HOW DOES THE FUND PURSUE ITS
INVESTMENT OBJECTIVES? ON PAGE 7 OF THE PROSPECTUS:

The fund generally looks for common stocks that the fund's portfolio managers believe are attractively priced relative to the companies' earnings growth potential and dividend yields. In implementing this approach, the managers use an investment methodology that focuses on stock-specific internal factors, such as achievable earnings estimates, sustainable growth rates and dividend payouts.
Risk control measures implemented by the portfolio managers help to provide diversification of securities and sectors within the fund. The fund will generally invest in larger-sized companies, although it may invest in companies of any size. The fund also may invest in initial public offerings (IPOs).

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER WHAT ARE THE PRINCIPAL RISKS
OF INVESTING IN THE FUND? ON PAGE 8 OF THE PROSPECTUS:

The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. Although the fund's performance has historically benefited from investments in IPOs, this benefit may not be sustainable as the fund's assets grow and market conditions change.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 26 OF THE PROSPECTUS:

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE TABLE ON PAGE 13 OF THE PROSPECTUS:

A CLASS                                       B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                       No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent deferred              Contingent deferred sales charge
sales charge(2)                               on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                            12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                         Convert to A Class shares eight
                                              years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                    Purchases generally limited to
for long-term investors                       investors whose aggregate
                                              investments in American Century
                                              funds are less than $50,000;
                                              generally offered through
                                              financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                    R CLASS
--------------------------------------------------------------------------------
No initial sales charge                    No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge           No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                         12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                      No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to             Generally offered through
investors whose aggregate                  employer-sponsored retirement plans
investments in American Century            and other fee-based arrangements(4)
funds are less than $1,000,000;
generally more appropriate for
short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 14 AND 15 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE B CLASS SECTION ON PAGE
15 OF THE PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE C CLASS SECTION ON PAGE
16 OF THE PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 16 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
16 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 17 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55528 0708

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

CAPITAL GROWTH FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE TABLE UNDER THE INVESTING THROUGH A FINANCIAL
INTERMEDIARY SECTION ON PAGE 13 OF THE PROSPECTUS:

A CLASS                           B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)           No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent           Contingent deferred sales charge on
deferred sales charge(2)          redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature             Convert to A Class shares eight years
                                  after purchase
--------------------------------------------------------------------------------
Generally more appropriate        Purchases generally limited to investors
for long-term investors           whose aggregate investments in American
                                  Century funds are less than $50,000; generally
                                  offered through financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                    R CLASS
--------------------------------------------------------------------------------
No initial sales charge                    No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales                  No contingent deferred sales charge
charge on redemptions within
12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                         12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                      No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited                Generally offered through employer-
to investors whose aggregate               sponsored retirement plans and other
investments in American Century funds      fee-based arrangements(4)
are less than $1,000,000; generally more
appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 14 AND 15 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE B CLASS SECTION ON PAGE
15 OF THE PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE C CLASS SECTION ON PAGE
16 OF THE PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 16 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER THE EXCHANGING SHARES SECTION ON
PAGE 17 OF THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 26 OF THE PROSPECTUS:

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FOLLOWING CHANGES ARE EFFECTIVE AUGUST 3, 2007.

THE TEXT FROM THE HEADING MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL
CLASS) TO THE END OF PAGE 18 OF THE PROSPECTUS IS AS FOLLOWS:

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell your B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.
Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

[GRAPHIC OF TRIANGLE]

A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 26 OF THE PROSPECTUS:

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56248 0708

PROSPECTUS SUPPLEMENT

American Century Mutual Funds, Inc.

NEW OPPORTUNITIES II FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE FIRST TABLE UNDER THE INVESTING THROUGH A FINANCIAL
INTERMEDIARY SECTION ON PAGE 13 OF THE PROSPECTUS:

A CLASS                          B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)          No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent          Contingent deferred sales charge
deferred sales charge(2)         on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%               12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature            Convert to A Class shares eight
                                 years after purchase
--------------------------------------------------------------------------------
Generally more appropriate       Purchases generally limited to investors
for long-term investors          whose aggregate investments in American
                                 Century funds are less than $50,000; generally
                                 offered through financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                   R CLASS
--------------------------------------------------------------------------------
No initial sales charge                   No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge          No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                        12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                     No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to            Generally offered through employer-
investors whose aggregate investments     sponsored retirement plans and other
in American Century funds are less than   fee-based arrangements(4)
$1,000,000; generally more appropriate
for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGE 14 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE B CLASS SECTION ON PAGE
15 OF THE PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE C CLASS SECTION ON PAGE
16 OF THE PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 16 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER THE EXCHANGING SHARES SECTION ON
PAGE 17 OF THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER THE
REDEMPTIONS SECTION ON PAGE 18 OF THE PROSPECTUS:

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 27 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for B and C Classes to the
distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FOLLOWING CHANGE IS EFFECTIVE AUGUST 3, 2007.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 27 OF THE PROSPECTUS:

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55524 0708

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

VISTA(SM) FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved the combination of C Class shares into Advisor Class shares. This combination will be effective November 30, 2007.

Shareholders also approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. The fee changes will be effective on September 4, 2007.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

AS A RESULT OF THE CHANGE TO THE ADVISOR CLASS FEE STRUCTURE, THE FOLLOWING
REPLACES THE ANNUAL FUND OPERATING EXPENSES TABLE ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                             DISTRIBUTION AND                TOTAL ANNUAL
                 MANAGEMENT  SERVICE (12B-1)    OTHER        FUND OPERATING
                 FEE(1)      FEES(2)            EXPENSES(3)  EXPENSES
----------------------------------------------------------------------------
Investor Class   1.00%       None               0.00%        1.00%
----------------------------------------------------------------------------
Institutional
Class            0.80%       None               0.00%        0.80%
----------------------------------------------------------------------------
C Class          1.00%       1.00%              0.00%        2.00%
----------------------------------------------------------------------------
R Class          1.00%       0.50%              0.00%        1.50%
----------------------------------------------------------------------------
Advisor Class    1.00%(4)    0.25%(5)           0.00%        1.25%
----------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. FOR MORE
     INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The Investment Advisor
     UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 23.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE IN THE
     FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(5)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES FOOTNOTE 1 TO THE TABLE ON PAGE 13:

(1)  EFFECTIVE SEPTEMBER 4, 2007, THE 12B-1 FEE FOR THE ADVISOR CLASS WILL BE
     0.25%.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 23.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class, C Class and R Class shares have a 12b-1 plan. The plans provide for the fund to pay annual fees of 1.00% for C Class and
0.50% for R Class and 0.25% for Advisor Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FOLLOWING CHANGES ARE EFFECTIVE AUGUST 3, 2007.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 23.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55498REV  0708

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

GROWTH FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

One of the special meetings of shareholders of the fund originally scheduled for
June 27, 2007, has been adjourned to August 24, 2007. Shareholders as of the close of business on April 13, 2007, are being asked to approve a change in the
Advisor Class fee structure.

For more information about the proposal under consideration, please contact
American Century's proxy solicitor at 1-877-256-6083 to request a free copy of the applicable proxy statement.

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved the combination of C Class shares into Advisor Class shares. This combination will be effective November 30, 2007.

THE FOLLOWING CHANGES ARE EFFECTIVE AUGUST 3, 2007.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 23.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55489 0708

American Century Mutual Funds, Inc.

CAPITAL VALUE FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

One of the special meetings of shareholders of the fund originally scheduled for
June 27, 2007, has been adjourned to August 24, 2007. Shareholders as of the close of business on April 13, 2007, are being asked to approve a change in the
Advisor Class fee structure.

For more information about the proposal under consideration, please contact
American Century's proxy solicitor at 1-877-256-6083 to request a free copy of the applicable proxy statement.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 22.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55488 0708

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

BALANCED FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved the combination of Advisor Class shares into Investor Class shares. This combination will be effective November 30, 2007.

Shareholders also approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. The fee changes will be effective on September 4, 2007.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

AS A RESULT OF THE CHANGE TO THE ADVISOR CLASS FEE STRUCTURE, THE FOLLOWING
REPLACES THE ANNUAL FUND OPERATING EXPENSES TABLE ON PAGE 6.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               MANAGEMENT  DISTRIBUTION AND         OTHER        TOTAL ANNUAL FUND
               FEE(1)      SERVICE (12B-1) FEES(2)  EXPENSES(3)  OPERATING EXPENSES
------------------------------------------------------------------------------------
Investor       0.90%       None                     0.00%        0.90%
------------------------------------------------------------------------------------
Institutional  0.70%       None                     0.00%        0.70%
------------------------------------------------------------------------------------
Advisor        0.90%(4)    0.25%(5)                 0.00%        1.15%
------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 25.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE IN THE
     FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(5)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 25.

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Advisor Class offered by this prospectus has a 12b-1 plan.
Under the Advisor Class Plan, the fund's Advisor Class pays the distributor an annual fee of 0.25% of Advisor Class average net assets, for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to financial intermediaries that make Advisor Class shares available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, the Advisor
Class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FOLLOWING CHANGES ARE EFFECTIVE AUGUST 3, 2007.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 25.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55487 0708

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

SELECT FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure and the combination of A Class shares into Advisor Class shares. The fee structure change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. In addition, the fund's Advisor Class will be renamed A Class and will become subject to a maximum 5.75% front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE A CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON PAGE 4 OF THE PROSPECTUS
(AS PREVIOUSLY SUPPLEMENTED)IS DELETED. THE FOLLOWING REPLACES THE ADVISOR CLASS
AVERAGE ANNUAL TOTAL RETURNS TABLE ON PAGE 5 OF THE PROSPECTUS:

A CLASS(1)
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006  1 YEAR  5 YEARS  LIFE OF CLASS(2)
--------------------------------------------------------------------------------
Return Before Taxes                            -7.70%  -0.95%   1.99%
Russell 1000® Growth Index(3)                  9.07%   2.69%    2.88%(4)
   (reflects no deduction
   for fees, expenses or taxes)
S&P 500 Index                                  15.79%  6.19%    6.00%(4)
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS AUGUST 8, 1997. ONLY CLASSES
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF
     CLASS.

(3)  IN FEBRUARY 2007, THE FUND'S BENCHMARK CHANGED FROM THE S&P 500 INDEX
     TO THE RUSSELL 1000 GROWTH INDEX. THE FUND'S INVESTMENT ADVISOR BELIEVES
     THIS INDEX BETTER REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

(4)  SINCE AUGUST 7, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE SHAREHOLDER FEES TABLE ON
PAGE 6 OF THE PROSPECTUS.

THE ROW FOR THE ADVISOR CLASS IS DELETED FROM THE ANNUAL FUND OPERATING EXPENSES
CHART ON PAGE 6.

THE FOLLOWING REPLACES FOOTNOTE 2 TO THE ANNUAL FUND OPERATING EXPENSES TABLE ON
PAGE 6 OF THE PROSPECTUS:

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 27.

THE ROWS FOR THE ADVISOR CLASS ARE DELETED FROM THE EXAMPLE TABLES ON PAGE 7 OF
THE PROSPECTUS.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE MANAGEMENT FEES PAID TABLE
ON PAGE 10 OF THE PROSPECTUS.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY ON PAGE 14:

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE TABLE ON PAGE 14 OF THE PROSPECTUS:

A CLASS                                      B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                      No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                      Contingent deferred sales charge
deferred sales charge(2)                     on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                           12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                        Convert to A Class shares eight
                                             years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                   Purchases generally limited to
for long-term investors                      investors whose aggregate
                                             investments in American
                                             Century funds are less than
                                             $50,000; generally offered
                                             through financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                      R CLASS
--------------------------------------------------------------------------------
No initial sales charge                      No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge             No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                           12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                        No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to               Generally offered through
investors whose aggregate                    employer-sponsored retirement
investments in American                      plans and other fee-based
Century funds are less than                  arrangements(4)
$1,000,000; generally more
appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 15 AND 16 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

------
2

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER B CLASS ON PAGE 16 OF THE
PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER C CLASS ON PAGE 17 OF THE
PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

------
3

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 17 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
17 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 18 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REDEMPTIONS ON PAGE 20 OF THE
PROSPECTUS:

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER MULTIPLE CLASS INFORMATION ON
PAGE 27 OF THE PROSPECTUS:

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 27 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FINANCIAL HIGHLIGHTS ON PAGE 32 OF THE PROSPECTUS ARE DELETED.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 36 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER OF THE PROSPECTUS:

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Select Fund
  Investor Class                021               TWCIX          Select
--------------------------------------------------------------------------------
  Institutional Class           321               TWSIX          Select
--------------------------------------------------------------------------------
  A Class                       721               TWCAX          Select
--------------------------------------------------------------------------------
  B Class                       302               ABSLX          Select
--------------------------------------------------------------------------------
  C Class                       412               ACSLX          Select
--------------------------------------------------------------------------------
  R Class                       123               ASERX          Select
--------------------------------------------------------------------------------

------
4

THE FOLLOWING CHANGES ARE EFFECTIVE AUGUST 3, 2007.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 28 OF THE PROSPECTUS:

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55518 0708

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

HERITAGE FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. In addition, the fund's Advisor Class will be renamed A Class and will become subject to a maximum 5.75% front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURN TABLE ON
PAGE 4 OF THE PROSPECTUS:

A CLASS(1)
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    CLASS(2)
--------------------------------------------------------------------------------
Return Before Taxes                              10.06%    7.82%      7.16%
Russell Midcap® Growth Index                     10.66%    8.22%      7.55%(3)
   (reflects no deduction
   for fees, expenses or taxes)
Russell Midcap® Index                            15.26%    12.88%     11.06%(3)
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS JULY 11, 1997. ONLY CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(3)  SINCE JULY 10, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

THE FOLLOWING REPLACES THE FEES AND EXPENSES SECTION ON PAGES 5 AND 6 OF THE
PROSPECTUS:

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                               INVESTOR     INSTITUTIONAL     A         C
                               CLASS        CLASS             CLASS     CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge           None         None              5.75%     None
(Load) Imposed
on Purchases
   (as a percentage
   of offering price)
--------------------------------------------------------------------------------
Maximum Deferred               None         None              None(1)   1.00%
Sales Charge (Load)
   (the lower of the
   original offering price
   or redemption proceeds
   for A and C
   Class shares)
--------------------------------------------------------------------------------
Maximum Account                $25(2)       None              None      None
Maintenance Fee
--------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                             DISTRIBUTION                        TOTAL ANNUAL
                MANAGEMENT   AND SERVICE                         FUND OPERATING
                FEE(1)       (12B-1) FEES(2)  OTHER EXPENSES(3)  EXPENSES
-------------------------------------------------------------------------------
Investor        1.00%        None             0.00%              1.00%
Class
-------------------------------------------------------------------------------
Institutional   0.80%        None             0.00%              0.80%
Class
-------------------------------------------------------------------------------
A Class         1.00%(4)     0.25%(5)         0.00%              1.25%
-------------------------------------------------------------------------------
C Class         1.00%        1.00%            0.00%              2.00%
-------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. FOR MORE
     INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING AN EXPLANATION OF
     STRATEGY ASSETS, SEE The Investment Advisor UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information and Service, Distribution and
     Administrative Fees, PAGE 23.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(5)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class             $102          $318           $551           $1,219
--------------------------------------------------------------------------------
Institutional Class        $82           $255           $443           $987
--------------------------------------------------------------------------------
A Class                    $695          $947           $1,219         $1,991
--------------------------------------------------------------------------------
C Class                    $202          $623           $1,069         $2,305
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE TABLE ON PAGE 9 OF THE PROSPECTUS:

MANAGEMENT FEES PAID
BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE
NET ASSETS FOR THE FISCAL YEAR    INVESTOR    INSTITUTIONAL    A         C
ENDED OCTOBER 31, 2006            CLASS       CLASS            CLASS(1)  CLASS
--------------------------------------------------------------------------------
Heritage                          1.00%       0.80%            0.75%     1.00%
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. FOLLOWING THAT DATE, THE MANAGEMENT FEE PAID ANNUALLY TO THE ADVISOR
     IS EXPECTED TO BE 1.00% AS A PERCENTAGE OF AVERAGE NET ASSETS.

------
2

THE FOLLOWING REPLACES THE INVESTING THROUGH A FINANCIAL INTERMEDIARY SECTION ON
PAGES 13 AND 14 OF THE PROSPECTUS:

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A and C Classes are intended for purchase by participants in employer-sponsored retirement plans and for persons purchasing shares through
FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

[GRAPHIC OF TRIANGLE]

FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A CLASS                                      C CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                      No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                      Contingent deferred sales charge
deferred sales charge(2)                     on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                           12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                        No conversion feature
--------------------------------------------------------------------------------
Generally more appropriate                   Purchases generally limited to
for long-term investors                      investors whose aggregate
                                             investments in American
                                             Century are less than $1,000,000;
                                             generally more appropriate
                                             for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

                                                             AMOUNT PAID TO
                          SALES CHARGE     SALES CHARGE      FINANCIAL ADVISOR
                          AS A % OF        AS A % OF NET     AS A % OF
PURCHASE AMOUNT           OFFERING PRICE   AMOUNT INVESTED   OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000         5.75%            6.10%             5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999         4.75%            4.99%             4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999       3.75%            3.90%             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999       2.50%            2.56%             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999       2.00%            2.04%             1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%            0.00%             1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%            0.00%             0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more       0.00%            0.00%             0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS,
     NO UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

------
3

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward it completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

------
4

C CLASS

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:
   12% of the lesser of the original purchase cost or current market value for A and C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

------
5

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE REDEMPTIONS SECTION ON PAGE 15
OF THE PROSPECTUS:

If you sell C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.

THE FOLLOWING REPLACES THE THIRD SENTENCE OF THE REDEMPTION OF SHARES IN
ACCOUNTS BELOW MINIMUM SECTION ON PAGE 16 OF THE PROSPECTUS:

Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period.

------
6

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE MULTIPLE CLASS INFORMATION
SECTION ON PAGE 23 OF THE PROSPECTUS:

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class and C Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 23 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for C Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 28 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER:

FUND REFERENCE             FUND CODE     TICKER        NEWSPAPER LISTING
-----------------------------------------------------------------------------
Heritage Fund
  Investor Class             030           TWHIX             Heritage
-----------------------------------------------------------------------------
  Institutional Class        330           ATHIX             Heritage
-----------------------------------------------------------------------------
  A Class                    730           ATHAX             Heritage
-----------------------------------------------------------------------------
  C Class                    430           AHGCX             Heritage
-----------------------------------------------------------------------------

THE FOLLOWING CHANGES ARE EFFECTIVE AUGUST 3, 2007.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 23 OF THE PROSPECTUS:

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55510 0708

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

ULTRA® FUND

Supplement dated August 3, 2007 * Prospectus dated March 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. In addition, the fund's Advisor Class will be renamed A Class and will become subject to a maximum 5.75% front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURN TABLE ON
PAGE 5 OF THE PROSPECTUS:

A CLASS(1)
                                                                         10
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006     1 YEAR     5 YEARS     YEARS
--------------------------------------------------------------------------------
Return Before Taxes                               -9.04%     -0.32%      4.54%
Russell  1000® Growth Index                       9.07%      2.69%       5.44%
   (reflects no deduction
   for fees, expenses or taxes)
S&P 500® Index                                    15.79%     6.19%       8.42%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

THE FOLLOWING REPLACES THE Fees and Expenses SECTION ON PAGES 6 AND 7 OF THE
PROSPECTUS:

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                        INVESTOR    INSTITUTIONAL    A        C         R
                        CLASS       CLASS            CLASS    CLASS     CLASS
-----------------------------------------------------------------------------
Maximum Sales           None        None             5.75%    None      None
Charge (Load)
Imposed on
Purchases
   (as a percentage
   of offering price)
-----------------------------------------------------------------------------
Maximum Deferred        None        None             None(1)  1.00%(2)  None
Sales Charge (Load)
   (the original
   offering price or
   redemption
   proceeds for A
   and C Class
   shares)
-----------------------------------------------------------------------------
Maximum Account         $25(3)      None             None     None      None
Maintenance Fee
-----------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
     ELIMINATED THEREAFTER.

(3)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               DISTRIBUTION                  TOTAL ANNUAL
                 MANAGEMENT    AND SERVICE      OTHER        FUND OPERATING
                 FEE(1)        (12B-1) FEES(2)  EXPENSES(3)  EXPENSES
--------------------------------------------------------------------------------
Investor         0.99%         None             0.00%        0.99%
Class
--------------------------------------------------------------------------------
Institutional    0.79%         None             0.00%        0.79%
Class
--------------------------------------------------------------------------------
A Class          0.99%(4)      0.25%(5)         0.00%        1.24%
--------------------------------------------------------------------------------
C Class          0.99%         1.00%            0.00%        1.99%
--------------------------------------------------------------------------------
R Class          0.99%         0.50%            0.00%        1.49%
--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information and Service, Distribution and
     Administrative Fees, PAGE 24.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, INTEREST, AND FEES AND
     EXPENSES INCURRED INDIRECTLY BY THE FUND AS A RESULT OF INVESTMENT IN
     SHARES OF ONE OR MORE MUTUAL FUNDS, HEDGE FUNDS, PRIVATE EQUITY FUNDS OR
     OTHER POOLED INVESTMENT VEHICLES, WERE LESS THAN 0.005% FOR THE MOST RECENT
     FISCAL YEAR.

(4)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(5)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class             $101          $314           $545           $1,208
--------------------------------------------------------------------------------
Institutional Class        $81           $252           $438           $975
--------------------------------------------------------------------------------
A Class                    $694          $944           $1,214         $1,981
--------------------------------------------------------------------------------
C Class                    $201          $620           $1,064         $2,295
--------------------------------------------------------------------------------
R Class                    $151          $469           $809           $1,767
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE TABLE ON PAGE 10 OF THE PROSPECTUS:

MANAGEMENT FEES
PAID BY THE FUND
TO THE ADVISOR AS
A PERCENTAGE
OF AVERAGE NET
ASSETS FOR THE
FISCAL YEAR ENDED     INVESTOR     INSTITUTIONAL     A          C       R
OCTOBER 31, 2006      CLASS        CLASS             CLASS(1)   CLASS   CLASS
--------------------------------------------------------------------------------
Ultra                 0.99%        0.79%             0.74%      0.99%   0.99%
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. FOLLOWING THAT DATE, THE MANAGEMENT FEE PAID ANNUALLY TO THE ADVISOR
     IS EXPECTED TO BE 0.99% AS A PERCENTAGE OF AVERAGE NET ASSETS.

------
2

THE FOLLOWING REPLACES THE INVESTING THROUGH A FINANCIAL INTERMEDIARY SECTION ON
PAGES 14 AND 15 OF THE PROSPECTUS:

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

[GRAPHIC OF TRIANGLE]

FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE COMPANIES,
PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A CLASS                                C CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                Contingent deferred sales charge
deferred sales charge(2)               on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                     12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                  No conversion feature
--------------------------------------------------------------------------------
Generally more appropriate             Purchases generally limited to
for long-term investors                investors whose aggregate
                                       investments in American Century
                                       are less than $1,000,000; generally
                                       more appropriate for short-term investors
--------------------------------------------------------------------------------

R CLASS
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
No contingent deferred sales charge
--------------------------------------------------------------------------------
12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Generally offered through employer-sponsored
retirement plans and other fee-based arrangements(3)
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

------
3

                                                                AMOUNT PAID
                                                                TO FINANCIAL
                           SALES CHARGE      SALES CHARGE       ADVISOR AS
                           AS A % OF         AS A % OF NET      A % OF
PURCHASE AMOUNT            OFFERING PRICE    AMOUNT INVESTED    OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000          5.75%             6.10%              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999          4.75%             4.99%              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999        3.75%             3.90%              3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999        2.50%             2.56%              2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999        2.00%             2.04%              1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%             0.00%              1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%             0.00%              0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more        0.00%             0.00%              0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS,
     NO UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets between multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any shares of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward it completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

------
4

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:
   12% of the lesser of the original purchase cost or current market value for A and C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

------
5

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

THE FOLLOWING SENTENCE REPLACES THE FIRST SENTENCE OF THE REDEMPTIONS SECTION ON
PAGE 16 OF THE PROSPECTUS:

If you sell C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.

THE  FOLLOWING  REPLACES  THE  THIRD  SENTENCE  OF THE  REDEMPTION  OF SHARES IN
ACCOUNTS BELOW MINIMUM SECTION ON PAGE 17 OF THE PROSPECTUS:

Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period.

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE MULTIPLE CLASS INFORMATION
SECTION ON PAGE 24 OF THE PROSPECTUS:

American  Century offers the following  classes of shares of the fund:  Investor
Class, Institutional Class, A Class, C Class and R Class.

------
6

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 24 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for C Class and 0.50% for R Class to
the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 30 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER:

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Ultra Fund
  Investor Class                022               TWCUX          Ultra
--------------------------------------------------------------------------------
  Institutional Class           322               TWUIX          Ultra
--------------------------------------------------------------------------------
  A Class                       722               TWUAX          Ultra
--------------------------------------------------------------------------------
  C Class                       422               TWCCX          Ultra
--------------------------------------------------------------------------------
  R Class                       122               AULRX          Ultra
--------------------------------------------------------------------------------

THE FOLLOWING CHANGES ARE EFFECTIVE AUGUST 3, 2007.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 24 OF THE PROSPECTUS:

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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